AMG GW&K High Income Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2024
	Principal Amount	Value
Corporate Bonds and Notes - 98.4%
Basic Materials - 12.9%
Alcoa Nederland Holding BV (Netherlands) 6.125%, 05/15/28[1]	$200,000	$200,299
ATI, Inc. 4.875%, 10/01/29	78,000	73,398
Avient Corp. 5.750%, 05/15/25[1]	66,000	65,705
Celanese US Holdings LLC 6.330%, 07/15/29	149,000	154,506
Cleveland-Cliffs, Inc. 5.875%, 06/01/27[2]	172,000	171,694
Commercial Metals Co. 3.875%, 02/15/31	124,000	110,063
FMG Resources August 2006 Pty, Ltd. (Australia) 4.500%, 09/15/27[1]	152,000	146,013
HB Fuller Co. 4.250%, 10/15/28[2]	154,000	142,701
Hudbay Minerals, Inc. (Canada) 4.500%, 04/01/26[1]	95,000	92,020
Methanex Corp. (Canada) 5.125%, 10/15/27	183,000	177,003
Novelis Corp. 3.250%, 11/15/26[1]	192,000	178,902
Olin Corp. 5.125%, 09/15/27	202,000	197,328
United States Steel Corp. 6.875%, 03/01/29[2]	133,000	134,276

Total Basic Materials		1,843,908
Communications - 3.7%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.500%, 05/01/26[1]	179,000	176,268
Cogent Communications Group, Inc. 3.500%, 05/01/26[1,2]	188,000	178,952
Lamar Media Corp. 4.875%, 01/15/29[2]	173,000	166,698

Total Communications		521,918
Consumer, Cyclical - 21.0%
Air Canada (Canada) 3.875%, 08/15/26[1]	195,000	186,112
American Airlines Inc/AAdvantage Loyalty IP, Ltd. 5.500%, 04/20/26[1]	134,250	133,336
American Axle & Manufacturing, Inc. 6.875%, 07/01/28[2]	140,000	139,508
Aramark Services, Inc. 5.000%, 02/01/28[1]	146,000	140,915
Caesars Entertainment, Inc.
6.250%, 07/01/25[1,2]	175,000	175,077
6.500%, 02/15/32[1,2]	32,000	32,282
	Principal Amount	Value

Dana, Inc. 5.625%, 06/15/28	$123,000	$120,035
Ford Motor Credit Co. LLC 4.134%, 08/04/25	200,000	195,463
General Motors Co. 6.800%, 10/01/27	70,000	73,295
KB Home 4.000%, 06/15/31	85,000	75,346
Mattel, Inc. 3.375%, 04/01/26[1]	216,000	206,577
Meritage Homes Corp. 6.000%, 06/01/25	92,000	91,906
MGM Resorts International 4.750%, 10/15/28[2]	224,000	213,038
Murphy Oil USA, Inc. 5.625%, 05/01/27	178,000	176,353
Penn Entertainment, Inc. 4.125%, 07/01/29[1,2]	181,000	155,651
Penske Automotive Group, Inc. 3.500%, 09/01/25	184,000	179,068
Steelcase, Inc. 5.125%, 01/18/29[2]	150,000	141,760
Toll Brothers Finance Corp. 4.350%, 02/15/28[2]	120,000	115,967
Travel + Leisure Co.
6.000%, 04/01/27[3]	70,000	69,967
6.600%, 10/01/25[3]	75,000	75,532

VF Corp. 2.950%, 04/23/30[2]	55,000	45,404
Wabash National Corp. 4.500%, 10/15/28[1]	163,000	149,477
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250%, 05/15/27[1,2]	105,000	102,839

Total Consumer, Cyclical		2,994,908
Consumer, Non-cyclical - 9.0%
APi Group DE, Inc. 4.125%, 07/15/29[1,2]	200,000	180,196
Centene Corp. 4.250%, 12/15/27	93,000	88,674
Central Garden & Pet Co. 4.125%, 10/15/30[2]	50,000	44,855
Encompass Health Corp. 4.500%, 02/01/28	146,000	139,053
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750%, 04/15/26[1]	223,000	222,350
Teleflex, Inc. 4.250%, 06/01/28[1]	155,000	145,446

AMG GW&K High Income Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Consumer, Non-cyclical - 9.0% (continued)
Tenet Healthcare Corp. 4.625%, 06/15/28	$110,000	$104,741
Teva Pharmaceutical Finance Netherlands III, B.V. (Netherlands) 3.150%, 10/01/26	199,000	186,043
United Rentals North America, Inc. 4.875%, 01/15/28[2]	181,000	176,141

Total Consumer, Non-cyclical		1,287,499
Energy - 19.5%
Apache Corp. 4.250%, 01/15/30[2]	148,000	137,035
Callon Petroleum Co. 6.375%, 07/01/26	185,000	186,967
Cheniere Energy Partners LP 4.500%, 10/01/29	155,000	147,521
Chord Energy Corp. 6.375%, 06/01/26[1]	175,000	175,730
EnLink Midstream LLC 5.375%, 06/01/29[2]	180,000	176,717
EQT Corp. 5.700%, 04/01/28	105,000	105,980
Matador Resources Co. 5.875%, 09/15/26	231,000	231,025
MEG Energy Corp. (Canada) 5.875%, 02/01/29[1]	185,000	181,784
Murphy Oil Corp. 6.375%, 07/15/28[2]	170,000	171,127
NuStar Logistics LP 5.625%, 04/28/27	276,000	273,163
Occidental Petroleum Corp. 7.875%, 09/15/31	150,000	170,036
Permian Resources Operating LLC 5.375%, 01/15/26[1]	190,000	187,814
SM Energy Co. 5.625%, 06/01/25	253,000	251,799
Southwestern Energy Co. 8.375%, 09/15/28	220,000	228,153
Western Midstream Operating LP 4.650%, 07/01/26	162,000	158,939

Total Energy		2,783,790
Financial - 14.6%
Citigroup, Inc. Series X (3.875% to 02/18/26 then U.S. Treasury Yield Curve CMT 5 year + 3.417%), 3.875%, 02/18/26[4,5,6]	255,000	240,662
	Principal Amount	Value

The Goldman Sachs Group, Inc. Series U (3.650% to 08/10/26 then U.S. Treasury Yield Curve CMT 5 year + 2.915%), 3.650%, 08/10/26[2,4,5,6]	$151,000	$137,918
Huntington Bancshares, Inc. 2.625%, 08/06/24[2]	75,000	74,140
JPMorgan Chase & Co. Series S (9.348% to 05/01/24 then 3 month SOFR + 4.042%), 9.348%, 05/01/24[5,6]	167,000	167,190
KeyCorp (3.878% to 05/23/24 then SOFR Index + 1.250%), 3.878%, 05/23/25[4,6]	75,000	74,663
M&T Bank Corp. (4.553% to 08/16/27 then SOFR Index + 1.780%), 4.553%, 08/16/28[4,6]	39,000	37,234
MetLife, Inc. Series G (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[2,4,5,6]	135,000	129,762
Navient Corp. 5.000%, 03/15/27[2]	220,000	210,769
SBA Communications Corp. 3.875%, 02/15/27	198,000	188,315
SLM Corp. 4.200%, 10/29/25	264,000	257,623
Starwood Property Trust, Inc. 4.375%, 01/15/27[1,2]	225,000	211,646
Truist Financial Corp. Series P (4.950% to 09/01/25 then U.S. Treasury Yield Curve CMT 5 year + 4.605%), 4.950%, 09/01/25[4,5,6]	140,000	137,352
Wells Fargo & Co. Series U 5.875%, 06/15/25[2,5,6]	209,000	208,540

Total Financial		2,075,814
Industrial - 15.0%
AECOM 5.125%, 03/15/27	167,000	164,053
Ball Corp. 2.875%, 08/15/30[2]	82,000	69,967
The Boeing Co. 5.705%, 05/01/40	75,000	71,786
Bombardier, Inc. (Canada) 6.000%, 02/15/28[1,2]	150,000	147,551
BWX Technologies, Inc. 4.125%, 06/30/28[1]	195,000	181,801

AMG GW&K High Income Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrial - 15.0% (continued)
Clearwater Paper Corp. 4.750%, 08/15/28[1]	$150,000	$139,116
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26[2]	185,000	194,087
Embraer Netherlands Finance BV (Netherlands) 5.400%, 02/01/27	110,000	109,402
Graphic Packaging International LLC 3.500%, 03/01/29[1,2]	165,000	148,387
Hillenbrand, Inc. 3.750%, 03/01/31	161,000	139,718
Mueller Water Products, Inc. 4.000%, 06/15/29[1]	186,000	168,708
Sealed Air Corp. 5.500%, 09/15/25[1,2]	165,000	164,401
Sensata Technologies, B.V. (Netherlands) 4.000%, 04/15/29[1,2]	200,000	182,617
Silgan Holdings, Inc. 4.125%, 02/01/28[2]	155,000	146,657
Trinity Industries, Inc. 4.550%, 10/01/24	112,000	110,895

Total Industrial		2,139,146
Technology - 1.4%
Twilio, Inc. 3.625%, 03/15/29	50,000	44,971
Western Digital Corp. 4.750%, 02/15/26	152,000	148,486

Total Technology		193,457
Utilities - 1.3%
NRG Energy, Inc. 5.250%, 06/15/29[1,2]	195,000	186,423

Total Corporate Bonds and Notes (Cost $14,083,467)		14,026,863
Short-Term Investments - 26.9%
Joint Repurchase Agreements - 26.5%[7]
Bank of Montreal, dated 03/28/24, due 04/01/24, 5.330% total to be received $1,000,592 (collateralized by various U.S. Government Agency Obligations, 3.500% - 7.000%, 08/01/33 - 03/01/54, totaling $1,020,000)	1,000,000	1,000,000
	Principal Amount	Value

Daiwa Capital Markets America, dated 03/28/24, due 04/01/24, 5.360% total to be received $774,699 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.375% - 7.000%, 05/31/24 - 04/01/54, totaling $789,723)	$774,238	$774,238
Deutsche Bank Securities, Inc., dated 03/28/24, due 04/01/24, 5.330% total to be received $1,000,592 (collateralized by various U.S. Government Agency Obligations, 1.500% - 7.500%, 06/01/36 - 04/01/54, totaling $1,020,000)	1,000,000	1,000,000
Nomura Securities International, Inc., dated 03/28/24, due 04/01/24, 5.320% total to be received $1,000,591 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.000%, 01/01/28 - 07/15/58, totaling $1,020,001)	1,000,000	1,000,000

Total Joint Repurchase Agreements		3,774,238
Repurchase Agreements - 0.4%
Fixed Income Clearing Corp., dated 03/28/24, due 04/01/24, 5.150% total to be received $62,035 (collateralized by a U.S. Treasury, 0.125%, 07/15/24, totaling $63,276)	62,000	62,000

Total Short-Term Investments (Cost $3,836,238)		3,836,238
Total Investments - 125.3% (Cost $17,919,705)		17,863,101
Other Assets, less Liabilities - (25.3)%		(3,606,464)
Net Assets - 100.0%		$14,256,637

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the value of these securities amounted to $4,944,395 or 34.7% of net assets.
[2]	Some of these securities, amounting to $4,067,042 or 28.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[4]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.
[5]	Perpetuity Bond. The date shown represents the next call date.
[6]	Variable rate security. The rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

AMG GW&K High Income Fund
Schedule of Portfolio Investments (continued)
[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$14,026,863	—	$14,026,863
Short-Term Investments
Joint Repurchase Agreements	—	3,774,238	—	3,774,238
Repurchase Agreements	—	62,000	—	62,000
Total Investments in Securities	—	$17,863,101	—	$17,863,101

†	All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2024, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$4,067,042	$3,774,238	$449,290	$4,223,528
The following table summarizes the securities received as collateral for securities lending at March 31, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-5.000%	04/15/24-11/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.